CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001
Common Stock, Shares Authorized	1,000,000,000	1,000,000,000
Common Stock, Shares Issued	25,594,125	25,594,125
Common Stock, Shares Outstanding	25,594,125	25,594,125